Exhibit 99.1

Deloitte & Touche LLP Suite 400 Harborside Plaza 10 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 Fax: +1 212 937 8298 www.deloitte.com

Prime Finance PFP 2024-11, Ltd. PFP 2024-11, LLC 1330 Avenue of the Americas, Suite 2500 New York, New York 10019

Independent Accountants’ Report

on Applying Agreed-Upon Procedures

We have performed the procedures described below, related to certain information with respect to a pool of commercial mortgage loans in connection with the proposed offering of a commercial loan obligation transaction by PFP 2024-11, Ltd. and PFP 2024-11, LLC. Prime Finance, PFP 2024-11, Ltd. and PFP 2024-11, LLC (collectively, the “Company”) is responsible for the information provided to us, including the information set forth in the Data File (as defined herein).

The Company has agreed to the procedures and acknowledged that the procedures performed are appropriate to meet the intended purpose of evaluating the accuracy of certain information set forth in the Data File. Additionally, ATLAS SP Securities, a division of Apollo Global Securities, LLC, ATLAS SP Partners, L.P., Morgan Stanley & Co. LLC, Wells Fargo Securities, LLC, Goldman Sachs & Co. LLC, Citigroup Global Markets Inc., and Huntington Securities, Inc. (collectively with the Company, the “Specified Parties”) have agreed to the procedures and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. Consequently, we make no representations regarding the appropriateness of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

We performed certain procedures on earlier versions of the Data File and communicated differences prior to being provided the final Data File which was subjected to the procedures described below.

Capitalized terms used but not defined herein are used with the meanings as described in “The Bond Market Association’s Standard Formulas for the Analysis of Mortgage-Backed Securities and Other Related Securities.”

Procedures and Findings

On July 17, 2024, representatives of the Company provided us with a computer-generated mortgage loan data file and related record layout (the “Data File”) containing certain information with respect to 37 collateral interests secured by 79 mortgaged properties (the “Collateral Interests”).

From June 11, 2024 through July 17, 2024, representatives of the Company provided us with certain loan and property documentation (the “Source Documents” as listed in the attached Appendix A) related to Collateral Interests.

At your request, for each of the Collateral Interests set forth on the Data File, we compared certain characteristics set forth on the Data File (the “Characteristics” as listed in Appendix A), except for those Characteristics identified on Appendix A as “None – Company Provided” or “Not Applicable,” to the corresponding information set forth on or derived from the corresponding Source Documents and found them to be in agreement. Further, we did not perform any procedures with respect to the Characteristics associated with the Source Documents for the related Collateral Interests that were not provided to us by representatives of the Company (the “Missing Source Documents”), as indicated on the attached Appendix B.

******

We make no representations as to (i) the actual characteristics or existence of the underlying documents or data comprising the Collateral Interests underlying the Data File or the conformity of their characteristics with those assumed for purposes of the procedures described herein, (ii) whether the Source Documents are comprehensive and valid instruments and reflect the current prevailing terms with respect to the corresponding Collateral Interests, (iii) the existence or ownership of the Collateral Interests or (iv) the reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. We have no responsibility to update this report for events or circumstances occurring after the date of this report.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants (“AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the engaging party has agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review engagement conducted in accordance with attestation standards established by the AICPA, the objective of which would be the expression of an opinion or conclusion, respectively, on the Data File. Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

We are required to be independent of the Company and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the Collateral Interests to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such Collateral Interests or (iii) compliance of the originators of the Collateral Interests with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the information and use of the Specified Parties identified above and is not intended to be and should not be used by anyone other than these Specified Parties.

Yours truly,

/s/ Deloitte & Touche LLP

July 17, 2024

Appendix A

Source Documents

For purposes of performing the agreed-upon procedures described herein and at your request, we relied upon the following source documents as provided to us by the Company, with respect to each of the Collateral Interests (the “Source Documents”):

•	Loan agreement, promissory note, mortgage deed of trust, management agreement, participation agreement, minimum interest calculation spreadsheet or servicer billing statements (collectively, the “Loan Agreement”);
•	Note splitter, draft note splitter (collectively, the “Note Splitter”);
•	Interest rate cap agreement (the “Interest Rate Cap Agreement”);
•	Real estate property appraisal report (the “Appraisal Report”);
•	Borrower rent roll, underwritten rent roll, tenant lease, lease abstract, lease summary, lease estoppel or STR Global’s monthly STAR report (collectively, the “Rent Roll”);
•	The settlement or closing statement, additional funding statement or additional funding memo (collectively, the “Settlement Statement”);
•	Bloomberg ratings screen printouts (the “Ratings Screenshots”);
•	Mezzanine loan agreement and mezzanine promissory note, junior participation agreement or unsecured revolver agreement (collectively, the “Subordinate Debt Documents”);
•	Electronic Underwritten Model or Draft Electronic Underwritten Model (collectively, the “Underwriting Model”);
•	Title policy or pro-forma title policy (collectively, the “Title Policy”);
•	The guaranty agreement or environmental indemnity agreement (collectively, the “Guaranty”);
•	Ground lease and/or ground lease estoppel (collectively, the “Ground Lease”);
•	Cash management agreement and/or lockbox agreement (collectively, the “CMA”);
•	Servicer report and record and provided electronic file (collectively, the “Servicer Report”);
•	Property condition report (the “Property Condition Report”);
•	Environmental Site Assessment Phase I environmental report (the “ESA Phase I Report”);
•	Environmental Site Assessment Phase II environmental report (the “ESA Phase II Report”);
•	Seismic report (the “Seismic Report”);
•	Property Hazard and Liability Insurance Certificate (the “Insurance Certificate”);
•	Property management agreement (the “Management Agreement”);
•	Non-consolidation opinion letter (the “Non-Consolidation Opinion”); and
•	Asset summary report (the “ASR”).

Appendix A

CHARACTERISTICS

Count	Characteristic	Source Document
1	Collateral Interest Status	None – Company Provided
2	Collateral Interest Number	None – Company Provided
3	Collateral Interest / Property Flag	None – Company Provided
4	Collateral Interest Type	None – Company Provided
5	# of Properties	Loan Agreement
6	Property Name	Appraisal Report
7	Property Address	Appraisal Report
8	Property City	Appraisal Report
9	Property State	Appraisal Report
10	Property Zip Code	Appraisal Report
11	Property County	Appraisal Report
12	Year Built	Appraisal Report
13	Year Renovated	Appraisal Report
14	Property Type	Appraisal Report
15	Specific Property Type	Appraisal Report
16	No of Units	Rent Roll
17	Unit of Measure	Rent Roll
18	Physical Occupancy	Rent Roll
19	Occupancy Source Date	Rent Roll
20	Loan Purpose (Acquisition, Refinance, DPO)	Settlement Statement
21	Assumed Loan (Y/N)	Loan Agreement
22	Sponsor	ASR
23	Borrower Name	Loan Agreement
24	Principals (Individuals)	Loan Agreement
25	Related Borrower (Y/N)	Loan Agreement
26	Note Date	Loan Agreement
27	First Payment Date	Loan Agreement
28	Annual Debt Service Payment (IO)	Refer to calculation procedures
29	Annual Debt Service Payment (P&I)	Refer to calculation procedures
30	Annual Debt Service Payment (Cap)	Refer to calculation procedures
31	Commitment Original Balance ($)	Loan Agreement/Note Splitter
32	Initial Funded Amount ($)	Loan Agreement
33	Total Future Funding	Refer to calculation procedures
34	Future Funding Advance Conditions	Loan Agreement
35	Future Funding to Date	Settlement Statement
36	Cut-off Date Future Funding Remaining Balance ($)	Refer to calculation procedures
37	Trust Loan Cut-off Date Balance ($)	Refer to calculation procedures
38	% in Trust of Total Cut-off Date Balance	Refer to calculation procedures
39	Total Mortgage Loan Cut-Off Date Balance	Refer to calculation procedures
40	Mortgage Loan Balloon Payment ($)	Refer to calculation procedures
41	Mortgage Loan Fully Amortized Balloon Payment ($)	Refer to calculation procedures
42	Initial Funding Mortgage Loan Balance / Unit ($)	Refer to calculation procedures
43	Total Future Funding Mortgage Loan Balance / Unit ($)	Refer to calculation procedures
44	Remaining Future Funding Mortgage Loan Balance / Unit ($)	Refer to calculation procedures
45	Mortgage Loan Cut-off Date Balance / Unit ($)	Refer to calculation procedures

Appendix A

Count	Characteristic	Source Document
46	Committed Mortgage Loan Cut-off Date Balance / Unit ($)	Refer to calculation procedures
47	Mortgage Loan Balloon Payment / Unit ($)	Refer to calculation procedures
48	Initial Loan Term (Original)	Refer to calculation procedures
49	Cut-off Date Initial Loan Term (Remaining)	Refer to calculation procedures
50	Initial Maturity Date	Loan Agreement
51	Cut-off Date Seasoning	Refer to calculation procedures
52	Extension Options	Loan Agreement
53	1st Extension Option Description	Loan Agreement
54	2nd Extension Option Description	Loan Agreement
55	3rd Extension Option Description	Loan Agreement
56	First Extension Fee ($)	Refer to calculation procedures
57	First Extension Fee %	Loan Agreement
58	First Extension Period (Months)	Loan Agreement
59	First Extension Floor	Refer to calculation procedures
60	First Extension Cap	Loan Agreement
61	Second Extension Fee ($)	Refer to calculation procedures
62	Second Extension Fee %	Loan Agreement
63	Second Extension Period (Months)	Loan Agreement
64	Second Extension Floor	Refer to calculation procedures
65	Second Extension Cap	Loan Agreement
66	Third Extension Fee ($)	Refer to calculation procedures
67	Third Extension Fee %	Loan Agreement
68	Third Extension Period (Months)	Loan Agreement
69	Third Extension Floor	Refer to calculation procedures
70	Third Extension Cap	Loan Agreement
71	Exit Fee	Loan Agreement
72	Fully Extended Loan Term (Original)	Refer to calculation procedures
73	Fully Extended Loan Term (Remaining)	Refer to calculation procedures
74	Fully Extended Maturity Date	Loan Agreement
75	Rate Type	Loan Agreement
76	Index for Floating Rate	Loan Agreement
77	Fully Funded Mortgage Loan Margin %	Loan Agreement
78	Rounding Factor	Loan Agreement
79	Time of Rounding (Before Spread, After Spread)	Loan Agreement
80	Rounding Direction	Loan Agreement
81	Lookback Period	Loan Agreement
82	Strike Price	None – Company Provided
83	Mortgage Rate Floor	Refer to calculation procedures
84	Mortgage Rate at Cap	Loan Agreement
85	Benchmark Cap Provider	Interest Rate Cap Agreement
86	Benchmark Cap Provider Rating (Moody’s / S&P)	Ratings Screenshots
87	Benchmark Floor %	Loan Agreement
88	Benchmark Cap Strike Price %	Interest Rate Cap Agreement
89	Fully Funded Mortgage Loan Rate %	Refer to calculation procedures
90	Pari Passu Initial Debt Balance	Loan Agreement
91	Cut-off Date Pari Passu Debt Balance	Loan Agreement
92	Pari Passu Fully Funded Debt Balance	Loan Agreement

Appendix A

Count	Characteristic	Source Document
93	Subordinate Debt (Y/N)	Loan Agreement
94	Subordinate Debt Type (B-Note/Mezz)	Loan Agreement
95	Cut-off Date Total Debt Balance	Refer to calculation procedures
96	Cut-off Date Subordinate Debt/Mezz Loan Bal ($)	Refer to calculation procedures
97	Cut-off Date Total Debt As-Is LTV	Refer to calculation procedures[1]
98	Cut-off Date Total Debt Ann Debt Service ($)	Refer to calculation procedures
99	Cut-off Date Total Debt UW NCF DSCR	Refer to calculation procedures[1]
100	Subordinate Debt Annual DS	Refer to calculation procedures
101	Subordinate Debt Interest Rate	Subordinate Debt Documents
102	Subordinate Debt Fixed Amortization	Subordinate Debt Documents
103	B Note / Mezz Loan %	Refer to calculation procedures
104	Interest Accrual Basis	Loan Agreement
105	Interest Rate Change	Loan Agreement
106	Interest Rate Change Amount	Loan Agreement
107	Interest Rate Change Trigger	Loan Agreement
108	Grace Period Default (Days)	Loan Agreement
109	Grace Period Late (Days)	Loan Agreement
110	Grace Period Balloon (Days)	Loan Agreement
111	Original Prepayment Provision Terms	Loan Agreement
112	Prepayment Provision Term	Refer to calculation procedures
113	Remaining Prepayment Provision Terms	Refer to calculation procedures
114	Remaining Prepayment Provision	Refer to calculation procedures
115	Partial Release and/or Partial Prepayment (Y/N)	Loan Agreement
116	Partial Release and/or Prepayment Description	Loan Agreement
117	Amortization Type During Initial Term	Loan Agreement
118	Amortization Amount During Initial Term	Loan Agreement
119	Initial Term Amortization per Month	Loan Agreement
120	Initial Term Total Amortization	Loan Agreement
121	Amortization Type During Extensions	Loan Agreement
122	Amortization Amount During Extensions	Loan Agreement
123	Total Amortization During First Extension	Loan Agreement
124	Total Amortization During Second Extension	Loan Agreement
125	Total Amortization During Third Extension	Loan Agreement
126	IO Number of Months	Loan Agreement
127	IO Number of Months Remaining	Refer to calculation procedures
128	Amort Number of Months	Loan Agreement
129	Amort Number of Months Remaining	Refer to calculation procedures
130	Appraisal Valuation Date	Appraisal Report
131	As-Is Appraised Value	Appraisal Report
132	Stabilized Appraised Value	Appraisal Report
133	Appraisal Anticipated Stabilization Date	Appraisal Report
134	USPAP Appraisal (Y/N)	Appraisal Report
135	FIRREA Appraisal (Y/N)	Appraisal Report
136	Mortgage Loan Cut-off Date (As-Is) LTV Ratio	Refer to calculation procedures[1]
137	Committed Mortgage Loan (Stabilized) LTV Ratio	Refer to calculation procedures[1]
138	Extended Maturity Date Stabilized LTV Ratio	Refer to calculation procedures[1]
139	Third Most Recent As Of Date	Underwriting Model
140	Third Most Recent Actual Revenues	Underwriting Model

Appendix A

Count	Characteristic	Source Document
141	Third Most Recent Actual Expenses	Underwriting Model
142	Third Most Recent Actual NOI	Underwriting Model
143	Third Most Recent Actual NCF	Underwriting Model
144	Second Most Recent As Of Date	Underwriting Model
145	Second Most Recent Actual Revenues	Underwriting Model
146	Second Most Recent Actual Expenses	Underwriting Model
147	Second Most Recent Actual NOI	Underwriting Model
148	Second Most Recent Actual NCF	Underwriting Model
149	Most Recent As Of Date	Underwriting Model
150	Most Recent Actual Revenues	Underwriting Model
151	Most Recent Actual Expenses	Underwriting Model
152	Most Recent Actual NOI	Underwriting Model
153	Most Recent Actual NCF	Underwriting Model
154	Mortgage Loan Most Recent NOI DSCR	Refer to calculation procedures
155	Mortgage Loan Most Recent NCF DSCR	Refer to calculation procedures
156	Cut-off Date Mortgage Loan Most Recent NOI Debt Yield	Refer to calculation procedures
157	Cut-off Date Mortgage Loan Most Recent NCF Debt Yield	Refer to calculation procedures
158	Underwritten Occupancy %	Underwriting Model
159	Underwritten Revenues	Underwriting Model
160	Underwritten Expenses	Underwriting Model
161	Underwritten NOI	Underwriting Model
162	Underwritten Reserves	Underwriting Model
163	Underwritten NCF	Underwriting Model
164	Mortgage Loan Underwritten NOI DSCR	Refer to calculation procedures[1]
165	Mortgage Loan Underwritten NCF DSCR	Refer to calculation procedures[1]
166	Cut-off Date Mortgage Loan Underwritten NOI Debt Yield	Refer to calculation procedures[1]
167	Cut-off Date Mortgage Loan Underwritten NCF Debt Yield	Refer to calculation procedures[1]
168	Underwritten Stabilized Occupancy %	Underwriting Model
169	Underwritten Stabilized Revenues	Underwriting Model
170	Underwritten Stabilized Expenses	Underwriting Model
171	Underwritten Stabilized NOI	Underwriting Model
172	Underwritten Stabilized UW Reserves	Underwriting Model
173	Underwritten Stabilized NCF	Underwriting Model
174	Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR	Refer to calculation procedures[1]
175	Fully Funded Amortized Mortgage Loan Underwritten Stabilized NOI DSCR	Refer to calculation procedures[1]
176	Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR	Refer to calculation procedures[1]
177	Fully Funded Amortized Mortgage Loan Underwritten Stabilized NCF DSCR	Refer to calculation procedures[1]
178	Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield	Refer to calculation procedures[1]
179	Fully Funded Amortized Mortgage Loan Underwritten Stabilized NOI Debt Yield	Refer to calculation procedures[1]

Appendix A

Count	Characteristic	Source Document
180	Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield	Refer to calculation procedures[1]
181	Fully Funded Amortized Mortgage Loan Underwritten Stabilized NCF Debt Yield	Refer to calculation procedures[1]
182	Appraisal Stabilized Occupancy %	Underwriting Model
183	Appraisal Stabilized Revenues	Underwriting Model
184	Appraisal Stabilized Expenses	Underwriting Model
185	Appraisal Stabilized NOI	Underwriting Model
186	Appraisal Stabilized Reserves	Underwriting Model
187	Appraisal Stabilized NCF	Underwriting Model
188	Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR	Refer to calculation procedures[1]
189	Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR	Refer to calculation procedures[1]
190	Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield	Refer to calculation procedures[1]
191	Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield	Refer to calculation procedures[1]
192	Loan Cross Portfolio Name	Loan Agreement
193	Lien Position	Title Policy
194	Full Recourse (Y/N/Partial)	Loan Agreement/Guaranty
195	Recourse Provisions	Loan Agreement/Guaranty
196	Recourse Carveout Guarantor	Loan Agreement/Guaranty
197	Title Vesting (Fee/Leasehold/Both)	Title Policy
198	Ground Lease Payment (Annual)	Ground Lease
199	Ground Lease Initial Expiration Date	Ground Lease
200	Ground Lease Extension (Y/N)	Ground Lease
201	# of Ground Lease Extension Options	Ground Lease
202	Ground Lease Expiration Date with Extension	Ground Lease
203	Type of Lockbox	Loan Agreement/CMA
204	Cash Management (Springing/In-place)	Loan Agreement/CMA
205	Lockbox Trigger Event	Loan Agreement/CMA
206	Engineering/Deferred Maintenance Escrow (Cut-off Date)	Servicer Report
207	Environmental Escrow (Cut-off Date)	Servicer Report
208	Tax Escrow (Cut-off Date)	Servicer Report
209	Tax Escrow (Monthly)	Settlement Statement
210	Springing Tax Escrow Description	Loan Agreement
211	Insurance Escrow (Cut-off Date)	Servicer Report
212	Insurance Escrow (Monthly)	Settlement Statement
213	Springing Insurance Escrow Description	Loan Agreement
214	Replacement Reserve (Cut-off Date)	Servicer Report
215	Replacement Reserve (Monthly)	Loan Agreement
216	Springing Replacement Reserve Description	Loan Agreement
217	TI/LC Reserve (Cut-off Date)	Servicer Report
218	Monthly TI/LC Reserve ($)	Loan Agreement
219	Springing TI/LC Reserve Description	Loan Agreement
220	Cut-off Debt Service Reserve ($)	Servicer Report
221	Debt Service Reserve (Monthly)	Loan Agreement

Appendix A

Count	Characteristic	Source Document
222	Springing Debt Service Reserve Description	Loan Agreement
223	Cut-off Other Reserve ($)	Servicer Report
224	Other Escrow (Monthly)	Loan Agreement
225	Other (Springing) Escrow Reserve Description	Loan Agreement
226	Engineering Report Date	Property Condition Report
227	Environmental Report Date (Phase I)	ESA Phase I Report
228	Environmental Report Date (Phase II)	ESA Phase II Report
229	Environmental Insurance (Y/N)	Insurance Certificate
230	Seismic Report Date	Seismic Report/ Property Condition Report
231	Seismic SEL %	Seismic Report / Property Condition Report
232	Seismic Insurance Obtained if SEL >= 20% (Y/N)	Insurance Certificate
233	Single-Tenant (Y/N)	Rent Roll
234	Property manager	Management Agreement
235	TIC (Y/N)	Loan Agreement
236	Max Number of TICs	Loan Agreement
237	Single Purpose Borrower (Y/N)	Loan Agreement
238	Independent Director (Y/N)	Loan Agreement
239	Borrower Non Consolidation Opinion (Y/N)	Loan Agreement/Non-Consolidation Opinion
240	DST (Y/N)	Loan Agreement
241	IDOT (Y/N)	Loan Agreement
242	Largest Tenant Name	Rent Roll
243	Largest Tenant SqFt	Rent Roll
244	Largest Tenant Exp Date	Rent Roll
245	2nd Largest Tenant Name	Rent Roll
246	2nd Largest Tenant SqFt	Rent Roll
247	2nd Largest Tenant Exp Date	Rent Roll
248	3rd Largest Tenant Name	Rent Roll
249	3rd Largest Tenant SqFt	Rent Roll
250	3rd Largest Tenant Exp Date	Rent Roll
251	4th Largest Tenant Name	Rent Roll
252	4th Largest Tenant Sqft	Rent Roll
253	4th Largest Tenant Exp Date	Rent Roll
254	5th Largest Tenant Name	Rent Roll
255	5th Largest Tenant Sqft	Rent Roll
256	5th Largest Tenant Exp Date	Rent Roll
257	Appraisal Firm	Appraisal Report
258	Tax Escrow (Upfront) ($)	Loan Agreement/Settlement Statement
259	Insurance Escrow (Upfront) ($)	Loan Agreement/Settlement Statement
260	Replacement Reserve (Upfront)($)	Loan Agreement/Settlement Statement
261	TI/LC Reserve (Upfront) ($)	Loan Agreement/Settlement Statement

Appendix A

Count	Characteristic	Source Document
262	Environmental Reserve (Upfront) ($)	Loan Agreement/Settlement Statement
263	Upfront Engineering/Deferred Maintenance Escrow (Upfront) ($)	Loan Agreement/Settlement Statement
264	Debt Service Reserve (Upfront) ($)	Loan Agreement/Settlement Statement
265	Other Reserves (Upfront)($)	Loan Agreement/Settlement Statement
266	Junior Participation Cut-off Date Balance	Not Applicable
267	Junior Participation Cut-off Date Future Funding Unfunded Balance ($)	Not Applicable
268	Junior Participation Balloon Payment ($)	Not Applicable
269	Junior Participation Cut-off Date Margin	Not Applicable
270	Junior Participation Cut-off Date Interest Rate	Not Applicable

1 For each Collateral Interest indicated on the Data File as secured by more than one mortgaged property, the value of such Characteristic for each related mortgaged property is set equal to the value of such Characteristic recomputed for such Collateral Interest.

Appendix A

Calculation Procedures

With respect to Characteristic 28, we recomputed the Annual Debt Service Payment (IO) as the sum of (1) as the product of (i) the sum of (a) Trust Loan Cut-off Date Balance ($) and (b) Cut-off Date Pari Passu Debt Balance, (ii) Fully Funded Mortgage Loan Rate % and (iii) a fraction equal to 365/360 and (2) Junior Participation Annual Debt Service (if applicable) (as defined below).

The “Junior Participation Annual Debt Service” is equal to the product of (a) Junior Participation Cut-off Date Balance, (b) the Junior Participation Cut-off Date Margin plus the Strike Price and (c) a fraction equal to 365/360.

With respect to Characteristic 29, we recomputed the Annual Debt Service Payment (P&I) by summing the Annual Debt Service Payment (IO) and the product of (i) the sum of the (a) Initial Term Amortization per Month, (b) pari passu debt initial term amortization amount per month (as set forth in the Loan Agreement) and (c) junior participation initial term amortization amount per month (as set forth in the Loan Agreement) (each as applicable) and (ii) twelve.

With respect to Characteristic 30, we recomputed the Annual Debt Service Payment (Cap) as the sum of the (1) product of (i) the sum of the (a) Trust Loan Cut-off Date Balance ($) and (b) Pari Passu Fully Funded Debt Balance, (ii) the sum of the (a) Fully Funded Mortgage Loan Margin % and (b) Benchmark Cap Strike Price % and (iii) a fraction equal to 365/360 and (2) product of (a) Junior Participation Cut-off Date Balance, (b) the Junior Participation Cut-off Date Margin plus the Benchmark Cap Strike Price % and (c) a fraction equal to 365/360.

With respect to Characteristic 33, we recomputed the Total Future Funding by subtracting the (i) Initial Funded Amount ($) from (ii) Commitment Original Balance ($).

With respect to Characteristic 36, we recomputed the Cut-off Date Future Funding Remaining Balance ($) by subtracting the (i) sum of the (a) Future Funding to Date and (b) Initial Funded Amount ($) from (ii) Commitment Original Balance ($).

With respect to Characteristic 37, we recomputed the Trust Loan Cut-off Date Balance ($) as the sum of the (a) Initial Funded Amount ($) and (b) Future Funding to Date.

With respect to Characteristic 38, we recomputed the % in Trust of Total Cut-off Date Balance by dividing the Trust Loan Cut-off Date Balance ($) by the sum of the total Cut-off Date balance (determined by summing each Collateral Interests’ Trust Loan Cut-off Date Balance ($)).

With respect to Characteristic 39, we recomputed the Total Mortgage Loan Cut-Off Date Balance as the sum of the (a) Trust Loan Cut-off Date Balance ($), (b) Cut-off Date Pari Passu Debt Balance and (c) Junior Participation Cut-off Date Balance (if applicable).

With respect to Characteristic 40, we recomputed the Mortgage Loan Balloon Payment ($) by subtracting the (i) product of the (a) sum of the (x) pari passu debt initial term amortization amount per month (as set forth in the Loan Agreement), (y) junior participation initial term amortization amount per month (as set forth in the Loan Agreement) and (z) Initial Term Amortization per Month and (b) Amort number of Months minus one (to a result not less than zero) from (ii) Total Mortgage Loan Cut-Off Date Balance.

With respect to Characteristic 41, we recomputed the Mortgage Loan Fully Amortized Balloon Payment ($) by subtracting the (i) sum of the (a) Initial Term Total Amortization, (b) Total Amortization During First Extension, (c) Total Amortization During Second Extension, (d) Total Amortization During Third Extension, (e) pari passu debt extensions terms total amortization amount (as set forth in the Loan Agreement) and (f) junior participation extensions terms total

Appendix A

amortization amount (as set forth in the Loan Agreement) from (ii) the sum of the (a) Commitment Original Balance ($), (b) Pari Passu Fully Funded Debt Balance, (c) Junior Participation Cut-off Date Balance (if applicable) and (d) Junior Participation Cut-off Date Future funding Unfunded Balance ($) (if applicable).

With respect to Characteristic 42, we recomputed the Initial Funding Mortgage Loan Balance / Unit ($) by dividing the (i) sum of the (a) Initial Funded Amount ($), (b) Pari Passu Initial Debt Balance and (c) Junior Participation Cut-off Date Balance (if applicable) by (ii) No of Units.

With respect to Characteristic 43, we recomputed the Total Future Funding Mortgage Loan Balance / Unit ($) by dividing the (i) sum of the (a) Total Future Funding, (b) Pari Passu Fully Funded Debt Balance minus Pari Passu Initial Debt Balance and (c) Junior Participation Cut-off Date Future Funding Unfunded Balance (if applicable) by (ii) No of Units.

With respect to Characteristic 44, we recomputed the Remaining Future Funding Mortgage Loan Balance / Unit ($) by dividing the (i) sum of the (a) Cut-off Date Future Funding Remaining Balance ($), (b) Pari Passu Fully Funded Debt Balance minus Cut-off Date Pari Passu Debt Balance and (c) Junior Participation Cut-off Date Future Funding Unfunded Balance (if applicable) by (ii) No of Units.

With respect to Characteristic 45, we recomputed the Mortgage Loan Cut-off Date Balance / Unit ($) by dividing the (i) Total Mortgage Loan Cut-off Date Balance by (ii) No of Units.

With respect to Characteristic 46, we recomputed the Committed Mortgage Loan Cut-off Date Balance / Unit ($) by dividing the (i) sum of the (a) Commitment Original Balance ($), (b) Pari Passu Fully Funded Debt Balance, (c) Junior Participation Cut-off Date Balance (if applicable) and (d) Junior Participation Cut-off Date Future Funding Unfunded Balance ($) (if applicable) by (ii) No of Units.

With respect to Characteristic 47, we recomputed the Mortgage Loan Balloon Payment / Unit ($) by dividing the Mortgage Loan Balloon Payment ($) by the No of Units.

With respect to Characteristic 48, we recomputed the Initial Loan Term (Original) by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Initial Maturity Date.

With respect to Characteristic 49, we recomputed the Cut-off Date Initial Loan Term (Remaining) by subtracting the Cut-off Date Seasoning from the Initial Loan Term (Original).

With respect to Characteristic 51, we recomputed the Cut-off Date Seasoning by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the payment date in August 2024 (the “Cut-off Date”, as stipulated by representatives of the Company).

With respect to Characteristic 56, we recomputed the First Extension Fee ($) (if applicable) as the product of (i) the Outstanding Funded Amount (as defined below) and (ii) the First Extension Fee %. This procedure was performed for only those Collateral Interests with a First Extension Fee %.

The Outstanding Funded Amount shall mean the sum of the (i) Initial Funded Amount ($) and (ii) Future Funding to Date minus the Initial Term Total Amortization.

With respect to Characteristic 59, we recomputed the First Extension Floor (if applicable) as the sum of the (i) Fully Funded Mortgage Loan Margin % and (ii) Benchmark Floor %. This procedure was performed for only those Collateral Interests with a First Extension Period (Months).

Appendix A

With respect to Characteristic 61, we recomputed the Second Extension Fee ($) (if applicable) as the product of (i) the Outstanding Funded Amount minus the Total Amortization During First Extension and (ii) the Second Extension Fee %. This procedure was performed for only those Collateral Interests with a Second Extension Fee %.

With respect to Characteristic 64, we recomputed the Second Extension Floor (if applicable) as the sum of the (i) Fully Funded Mortgage Loan Margin % and (ii) Benchmark Floor %. This procedure was performed for only those Collateral Interests with a Second Extension Period (Months).

With respect to Characteristic 66, we recomputed the Third Extension Fee ($) (if applicable) as the product of (i) the Outstanding Funded Amount minus the Total Amortization During First Extension and the Total Amortization During Second Extension and (ii) the Third Extension Fee %. This procedure was performed for only those Collateral Interests with a
Third Extension Fee %.

With respect to Characteristic 69, we recomputed the Third Extension Floor (if applicable) as the sum of the Fully Funded Mortgage Loan Margin % and the Benchmark Floor %. This procedure was performed for only those Collateral Interests with a Third Extension Period (Months).

With respect to Characteristic 72, we recomputed the Fully Extended Loan Term (Original) by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Fully Extended Maturity Date.

With respect to Characteristic 73, we recomputed the Fully Extended Loan Term (Remaining) by subtracting the Cut-off Date Seasoning from the Fully Extended Loan Term (Original).

With respect to Characteristic 83, we recomputed the Mortgage Rate Floor as the sum of the Fully Funded Mortgage Loan Margin % and the Benchmark Floor %.

With respect to Characteristic 89, we recomputed the Fully Funded Mortgage Loan Rate % as the sum of (i) the Fully Funded Mortgage Loan Margin % and (ii) the greater of the (a) Benchmark Floor % and (b) Strike Price and applying, if applicable, the Rounding Factor, Time of Rounding (Before Spread, After Spread) and Rounding Direction.

With respect to Characteristic 95, we recomputed the Cut-off Date Total Debt Balance as the sum of the (i) Trust Loan Cut-off Date Balance ($), (ii) Cut-off Date Pari Passu Debt Balance, (iii) Cut-off Date Subordinate Debt/Mezz Loan Bal ($), if any and (iv) Junior Participation Cut-off Date Balance (if applicable).

With respect to Characteristic 96, we set the Cut-off Date Subordinate Debt/Mezz Loan Bal ($) equal to the original balance of the subordinate debt (as set forth on the Subordinate Debt Documents). This procedure was performed for only those Collateral Interests with Subordinate Debt.

With respect to Characteristic 97, we recomputed the Cut-off Date Total Debt As-Is LTV by dividing the (i) Cut-off Date Total Debt Balance by (ii) As-Is Appraised Value.

With respect to Characteristic 98, we recomputed the Cut-off Date Total Debt Ann Debt Service ($) as the sum of the (a) Annual Debt Service Payment (P&I) and (b) Subordinate Debt Annual DS.

Appendix A

With respect to Characteristic 99, we recomputed the Cut-off Date Total Debt UW NCF DSCR by dividing the Underwritten NCF by the Cut-off Date Total Debt Ann Debt Service ($). With respect to the Collateral Interests identified on the Data File as, “805 Lea,” “San Francisco Multifamily Portfolio,” “Maven on Broadway,” “NYC Multifamily 10-Pack,” “Bridge at Windsor Park,” “Chocolate Factory Lofts,” “Exchange at Daphne,” “Rheem Valley Shopping Center,” “Connection Park,” “Riverfront Village,” “Creekside at Northlake,” “Marine Terrace,” “Parasol Melbourne,” “Henson Studios,” “Hotel Granduca Houston,” “The Trestles,” “Viridian Lofts,” “Stoneleigh at Mesquite,” “Haney Creek Crossing,” “300 California,” “Inkwell Apartments,” “90 Bedford Street,” “165 Eldridge,” “Holladay Hills Apartments,” “371-373 Broome Street,” “75 Thompson,” “Williamsburg Portfolio” and “1 Electronics Drive,” we did not perform such calculation and were instructed by representatives of the Company to assume that the Cut-off Date Total Debt UW NCF DSCR for such Collateral Interests is equal to 1.00.

With respect to Characteristic 100, we recomputed the Subordinate Debt Annual DS as the product of (i) the Cut-off Date Subordinate Debt/Mezz Loan Bal ($), (ii) the Subordinate Debt Interest Rate and (iii) a fraction equal to 365/360. This procedure was performed for only those Collateral Interests with Subordinate Debt.

With respect to Characteristic 103, we recomputed the B Note / Mezz Loan % by dividing the Cut-off Date Subordinate Debt/Mezz Loan Bal ($) by the Cut-off Date Total Debt Balance. This procedure was performed for only those Collateral Interests with Subordinate Debt.

With respect to Characteristic 112, we recomputed the Prepayment Provision Term by summing each of the prepayment provision components (excluding any open period) set forth in the Original Prepayment Provision Terms.

With respect to Characteristic 113, we determined the Remaining Prepayment Provision Terms by adjusting the Prepayment Provision Term by the Cut-off Date Seasoning.

With respect to Characteristic 114, we recomputed the Remaining Prepayment Provision by applying the Cut-off Date Seasoning to the Original Prepayment Provision Terms.

With respect to Characteristic 127, we recomputed the IO Number of Months Remaining, to a result not less than 0, by subtracting the Cut-off Date Seasoning from the IO Number of Months.

With respect to Characteristic 129, we recomputed the Amort Number of Months Remaining by subtracting (i) the positive difference between the Cut-off Date Seasoning and the IO Number of Months from (ii) the Amort Number of Months.

With respect to Characteristic 136, we recomputed the Mortgage Loan Cut-off Date (As-Is) LTV Ratio by dividing the (i) Total Mortgage Loan Cut-off Date Balance by (ii) As-Is Appraised Value.

With respect to Characteristic 137, we recomputed the Committed Mortgage Loan (Stabilized) LTV Ratio by dividing the (i) sum of the (a) Commitment Original Balance ($), (b) Pari Passu Fully Funded Debt Balance, (c) Junior Participation Cut-off Date Balance (if applicable) and (d) Junior Participation Cut-off Date Future Funding Unfunded Balance ($) (if applicable) by (ii) Stabilized Appraised Value (if the Stabilized Appraised Value is not available, we were instructed to use the As-Is Appraised Value).

With respect to Characteristic 138, we recomputed the Extended Maturity Date Stabilized LTV Ratio by dividing the Mortgage Loan Fully Amortized Balloon Payment ($) by the Stabilized Appraised Value (if the Stabilized Appraised Value is not available, we were instructed to use the As-Is Appraised Value).

Appendix A

With respect to Characteristic 154, we recomputed the Mortgage Loan Most Recent NOI DSCR by dividing the Most Recent Actual NOI by the Annual Debt Service Payment (P&I). This procedure was not performed for those Collateral Interests for which the Most Recent Actual NOI for such Collateral Interest was not available (as set forth on the Data File).

With respect to Characteristic 155, we recomputed the Mortgage Loan Most Recent NCF DSCR by dividing the Most Recent Actual NCF by the Annual Debt Service Payment (P&I). This procedure was not performed for those Collateral Interests for which the Most Recent Actual NCF for such Collateral Interest was not available (as set forth on the Data File).

With respect to Characteristic 156, we recomputed the Cut-off Date Mortgage Loan Most Recent NOI Debt Yield by dividing the Most Recent Actual NOI by the Total Mortgage Loan Cut-off Date Balance. This procedure was not performed for those Collateral Interests for which the Most Recent Actual NOI for such Collateral Interest was not available (as set forth on the Data File). If the above calculation resulted in a value less than 0.0%, we were instructed by representatives of the Company to assume that the Cut-off Date Mortgage Loan Most Recent NOI Debt Yield for each such Collateral Interest is equal to 0.0%.

With respect to Characteristic 157, we recomputed the Cut-off Date Mortgage Loan Most Recent NCF Debt Yield by dividing the Most Recent Actual NCF by the Total Mortgage Loan Cut-off Date Balance. This procedure was not performed for those Collateral Interests for which the Most Recent Actual NCF for such Collateral Interest was not available (as set forth on the Data File). If the above calculation resulted in a value less than 0.0%, we were instructed by representatives of the Company to assume that the Cut-off Date Mortgage Loan Most Recent NCF Debt Yield for each such Collateral Interest is equal to 0.0%.

With respect to Characteristic 164, we recomputed the Mortgage Loan Underwritten NOI DSCR by dividing the Underwritten NOI by the Annual Debt Service Payment (P&I). With respect to the Collateral Interests identified on the Data File as, “805 Lea,” “San Francisco Multifamily Portfolio,” “Maven on Broadway,” “NYC Multifamily 10-Pack,” “Bridge at Windsor Park,” “Chocolate Factory Lofts,” “Exchange at Daphne,” “Riverfront Village,” “Creekside at Northlake,” “Marine Terrace” “Parasol Melbourne,” “Hotel Granduca Houston,” “The Trestles,” “Viridian Lofts,” “Stoneleigh at Mesquite,” “Haney Creek Crossing,” “Inkwell Apartments,” “90 Bedford Street,” “165 Eldridge,” “371-373 Broome Street,” “75 Thompson,” “Williamsburg Portfolio” and “1 Electronics Drive,” we did not perform such calculation and were instructed by representatives of the Company to assume that the Mortgage Loan Underwritten NOI DSCR for such Collateral Interests is equal to 1.00. At the request of representatives of the Company, with respect to the Collateral Interest identified on the Data File as “Inventa Towers,” we set the Annual Debt Service Payment (P&I) in the above equal to $4,191,092.22

With respect to Characteristic 165, we recomputed the Mortgage Loan Underwritten NCF DSCR by dividing the Underwritten NCF by the Annual Debt Service Payment (P&I). With respect to the Collateral Interests identified on the Data File as, “805 Lea,” “San Francisco Multifamily Portfolio,” “Maven on Broadway,” “NYC Multifamily 10-Pack,” “Bridge at Windsor Park,” “Chocolate Factory Lofts,” “Exchange at Daphne,” “Rheem Valley Shopping Center,” “Connection Park,” “Riverfront Village,” “Creekside at Northlake,” “Marine Terrace,” “Parasol Melbourne,” “Hotel Granduca Houston,” “The Trestles,” “Viridian Lofts,” “Stoneleigh at Mesquite,” “Haney Creek Crossing,” “300 California,” “Inkwell Apartments,” “90 Bedford Street,” “165 Eldridge,” “371-373 Broome Street,” “75 Thompson,” “Williamsburg Portfolio” and “1 Electronics Drive,” we did not perform such calculation and were instructed by representatives of the Company to assume that the Mortgage Loan Underwritten NCF DSCR for such Collateral Interests is equal to 1.00. At the request of representatives of the Company, with respect to the Collateral Interest identified on the Data File as “Inventa Towers,” we set the Annual Debt Service Payment (P&I) in the above equal to $4,191,092.22

Appendix A

With respect to Characteristic 166, we recomputed the Cut-off Date Mortgage Loan Underwritten NOI Debt Yield by dividing the Underwritten NOI by the Total Mortgage Loan Cut-off Date Balance. At the request of representatives of the Company, with respect to the Collateral Interest identified on the Data File as “Inventa Towers,” we recomputed the Cut-off Date Mortgage Loan Underwritten NOI Debt Yield by dividing the Underwritten NOI by the sum of (i) Total Mortgage Loan Cut-off Date Balance and (ii) $2,000,000.

With respect to Characteristic 167, we recomputed the Cut-off Date Mortgage Loan Underwritten NCF Debt Yield by dividing the Underwritten NCF by the Total Mortgage Loan Cut-off Date Balance. At the request of representatives of the Company, with respect to the Collateral Interest identified on the Data File as “Inventa Towers,” we recomputed the Cut-off Date Mortgage Loan Underwritten NCF Debt Yield by dividing the Underwritten NCF by the sum of (i) Total Mortgage Loan Cut-off Date Balance and (ii) $2,000,000.

With respect to Characteristic 174, we recomputed the Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR by dividing the Underwritten Stabilized NOI (if Underwritten Stabilized NOI is not available, we were instructed to use the Underwritten NOI) by the Fully Funded Annual Debt Service Payment (as defined below). With respect to the Collateral Interests identified on the Data File as “805 Lea,” “Maven on Broadway,” “Bridge at Windsor Park,” “Exchange at Daphne,” “Connection Park,” “Riverfront Village,” “Creekside at Northlake,” “Parasol Melbourne,” “The Trestles,” “Viridian Lofts,” “Haney Creek Crossing,” “Inkwell Apartments,” “165 Eldridge” and “Williamsburg Portfolio,” we did not perform such calculation and were instructed by representatives of the Company to assume that the Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR for such Collateral Interests is equal to 1.00.

The “Fully Funded Annual Debt Service Payment” is equal to sum of (i) the product of (a) the sum of the (1) Commitment Original Balance ($) and, (2) Pari Passu Fully Funded Debt Balance (b) the Fully Funded Mortgage Loan Rate % and (c) a fraction equal to 365/360 and (ii) the product of (a) the sum of (1) the Junior Participation Cut-off Date Balance (if applicable) and (2) Junior Participation Cut-off Date Future Funding Unfunded Balance ($) (if applicable), (b) Junior Participation Cut-off Date Margin plus the Strike Price and (c) a fraction equal to 365/360.

With respect to Characteristic 175, we recomputed the Fully Funded Amortized Mortgage Loan Underwritten Stabilized NOI DSCR by dividing the Underwritten Stabilized NOI (if Underwritten Stabilized NOI is not available, we were instructed to use the Underwritten NOI) by the Fully Funded Amortized Annual Debt Service Payment (as defined below). With respect to the Collateral Interests identified on the Data File as “805 Lea,” “Maven on Broadway,” “Bridge at Windsor Park,” “Connection Park,” “Riverfront Village,” “Parasol Melbourne,” “The Trestles,” “Inkwell Apartments” and “165 Eldridge” we did not perform such calculation and were instructed by representatives of the Company to assume that the Fully Funded Amortized Mortgage Loan Underwritten Stabilized NOI DSCR for such Collateral Interests is equal to 1.00.

The “Fully Funded Amortized Annual Debt Service Payment” is equal to the product of (a) the Mortgage Loan Fully Amortized Balloon Payment ($) (b) the Fully Funded Mortgage Loan Rate % and (c) a fraction equal to 365/360.

With respect to Characteristic 176, we recomputed the Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR by dividing the Underwritten Stabilized NCF (if Underwritten Stabilized NCF is not available, we were instructed to use the Underwritten NCF) by the Fully Funded Annual Debt Service Payment. With respect to the Collateral Interests identified on the Data File as, “805 Lea,” “Maven on Broadway,” “Bridge at Windsor Park,” “Exchange at Daphne,” “Connection Park,” “Riverfront Village,” “Creekside at Northlake,” “Parasol Melbourne,” “The Trestles,” “Viridian Lofts,” “Haney Creek Crossing,” “Inkwell Apartments,” “165 Eldridge” and

Appendix A

“Williamsburg Portfolio,” we did not perform such calculation and were instructed by representatives of the Company to assume that the Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR for such Collateral Interests is equal to 1.00.

With respect to Characteristic 177, we recomputed the Fully Funded Amortized Mortgage Loan Underwritten Stabilized NCF DSCR by dividing the Underwritten Stabilized NCF (if Underwritten Stabilized NCF is not available, we were instructed to use the Underwritten NCF) by the Fully Funded Amortized Annual Debt Service Payment. With respect to the Collateral Interests identified on the Data File as, “805 Lea,” “Maven on Broadway,” “Bridge at Windsor Park,” “Exchange at Daphne,” “Connection Park,” “Riverfront Village,” “Parasol Melbourne,” “The Trestles,” “Viridian Lofts,” “Inkwell Apartments,” “165 Eldridge” and “Williamsburg Portfolio,” we did not perform such calculation and were instructed by representatives of the Company to assume that the Fully Funded Amortized Mortgage Loan Underwritten Stabilized NCF DSCR for such Collateral Interests is equal to 1.00.

With respect to Characteristic 178, we recomputed the Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield by dividing the Underwritten Stabilized NOI (if Underwritten Stabilized NOI is not available, we were instructed to use the Underwritten NOI) by the sum of the (i) Commitment Original Balance ($), (ii) Pari Passu Fully Funded Debt Balance, (iii) Junior Participation Cut-off Date Balance (if applicable) and (iv) Junior Participation Cut-off Date Future funding Unfunded Balance ($) (if applicable).

With respect to Characteristic 179, we recomputed the Fully Funded Amortized Mortgage Loan Underwritten Stabilized NOI Debt Yield by dividing the Underwritten Stabilized NOI (if Underwritten Stabilized NOI is not available, we were instructed to use the Underwritten NOI) by the Mortgage Loan Fully Amortized Balloon Payment ($).

With respect to Characteristic 180, we recomputed the Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield by dividing the Underwritten Stabilized NCF (if Underwritten Stabilized NCF is not available, we were instructed to use the Underwritten NCF) by the sum of the (i) Commitment Original Balance ($), (ii) Pari Passu Fully Funded Debt Balance, (iii) Junior Participation Cut-off Date Balance (if applicable) and (iv) Junior Participation Cut-off Date Future Funding Unfunded Balance ($) (if applicable).

With respect to Characteristic 181, we recomputed the Fully Funded Amortized Mortgage Loan Underwritten Stabilized NCF Debt Yield by dividing the Underwritten Stabilized NCF (if Underwritten Stabilized NCF is not available, we were instructed to use the Underwritten NCF) by the Mortgage Loan Fully Amortized Balloon Payment ($).

With respect to Characteristic 188, we recomputed the Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR by dividing the Appraisal Stabilized NOI by the Fully Funded Annual Debt Service Payment. This procedure was not performed for those Collateral Interests for which the Appraisal Stabilized NOI for such Collateral Interest was not available (as set forth on the Data File).

With respect to Characteristic 189, we recomputed the Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR by dividing the Appraisal Stabilized NCF by the Fully Funded Annual Debt Service Payment. This procedure was not performed for those Collateral Interests for which the Appraisal Stabilized NCF for such Collateral Interest was not available (as set forth on the Data File).

With respect to Characteristic 190, we recomputed the Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield by dividing the Appraisal Stabilized NOI by the sum of the (i) Commitment Original Balance ($), (ii) Pari Passu Fully Funded Debt Balance, (iii) Junior

Appendix A

Participation Cut-off Date Balance (if applicable) and (iv) Junior Participation Cut-off Date Future Funding Unfunded Balance ($) (if applicable). This procedure was not performed for those Collateral Interests for which the Appraisal Stabilized NOI for such Collateral Interest was not available (as set forth on the Data File).

With respect to Characteristic 191, we recomputed the Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield by dividing the Appraisal Stabilized NCF by the sum of the (i) Commitment Original Balance ($), (ii) Pari Passu Fully Funded Debt Balance, (iii) Junior Participation Cut-off Date Balance (if applicable) and (iv) Junior Participation Cut-off Date Future Funding Unfunded Balance ($) (if applicable). This procedure was not performed for those Collateral Interests for which the Appraisal Stabilized NCF for such Collateral Interest was not available (as set forth on the Data File).

Appendix B

Missing Source Documents

Collateral Interest	Missing Source Document*
San Francisco Multifamily Portfolio	Loan Agreement, Interest Rate Cap Agreement, Appraisal Report, Rent Roll, Settlement Statement, Subordinate Debt Documents, Underwriting Model, Title Policy, Guaranty, Ground Lease, CMA, Property Condition Report, ESA Phase I Report, ESA Phase II Report (if applicable), Seismic Report, Insurance Certificate, Management Agreement, Non-Consolidation Opinion (if applicable) and ASR
NYC Multifamily 10-Pack	Interest Rate Cap Agreement and Management Agreement
75 St. Nicholas Place	ESA Phase I Report
Chocolate Factory Lofts	Loan Agreement, Interest Rate Cap Agreement, Appraisal Report, Rent Roll, Settlement Statement, Subordinate Debt Documents, Underwriting Model, Title Policy, Guaranty, Ground Lease, CMA, Property Condition Report, ESA Phase I Report, ESA Phase II Report (if applicable), Seismic Report, Insurance Certificate, Management Agreement, Non-Consolidation Opinion (if applicable) and ASR
Exchange at Daphne	Loan Agreement, Interest Rate Cap Agreement, Rent Roll, Settlement Statement, Subordinate Debt Documents, Underwriting Model, Title Policy, Guaranty, Ground Lease, CMA, Property Condition Report, ESA Phase I Report, ESA Phase II Report (if applicable), Seismic Report, Insurance Certificate, Management Agreement, Non-Consolidation Opinion (if applicable) and ASR
Parasol Melbourne	Interest Rate Cap Agreement
Henson Studios	Loan Agreement, Interest Rate Cap Agreement, Appraisal Report, Rent Roll, Settlement Statement, Subordinate Debt Documents, Underwriting Model, Title Policy, Guaranty, Ground Lease, CMA, Property Condition Report, ESA Phase I Report, ESA Phase II Report (if applicable), Seismic Report, Insurance Certificate, Management Agreement, Non-Consolidation Opinion (if applicable) and ASR
Olathe Point Retail Portfolio	Loan Agreement
Olathe Pointe	Appraisal Report
5600, 5620, 5649 Cox Road	Interest Rate Cap Agreement
Viridian Lofts	Interest Rate Cap Agreement
Inventa Towers	Note Splitter
Haney Creek Crossing	Loan Agreement, Interest Rate Cap Agreement, Appraisal Report, Rent Roll, Settlement Statement, Subordinate Debt Documents, Underwriting Model, Title Policy, Guaranty, Ground Lease, CMA, Property Condition Report, ESA Phase I Report, ESA Phase II Report (if applicable), Seismic Report, Insurance Certificate, Management Agreement, Non-Consolidation Opinion (if applicable) and ASR
Waterford Office Park	Loan Agreement, Interest Rate Cap Agreement, Appraisal Report, Rent Roll, Settlement Statement, Subordinate Debt Documents, Underwriting Model, Title Policy, Guaranty, Ground Lease, CMA, Property Condition Report, ESA Phase I Report, ESA Phase II Report (if applicable), Seismic Report, Insurance Certificate, Management Agreement, Non-Consolidation Opinion (if applicable) and ASR

Collateral Interest	Missing Source Document*
165 Eldridge	Loan Agreement, Interest Rate Cap Agreement, Appraisal Report, Rent Roll, Settlement Statement, Subordinate Debt Documents, Underwriting Model, Title Policy, Guaranty, Ground Lease, CMA, Property Condition Report, ESA Phase I Report, ESA Phase II Report (if applicable), Seismic Report, Insurance Certificate, Management Agreement, Non-Consolidation Opinion (if applicable) and ASR
Holladay Hills Apartments	Loan Agreement, Interest Rate Cap Agreement, Appraisal Report, Rent Roll, Settlement Statement, Subordinate Debt Documents, Underwriting Model, Title Policy, Guaranty, Ground Lease, CMA, Property Condition Report, ESA Phase I Report, ESA Phase II Report (if applicable), Seismic Report, Insurance Certificate, Management Agreement, Non-Consolidation Opinion (if applicable) and ASR
371-373 Broome Street	Loan Agreement, Interest Rate Cap Agreement, Appraisal Report, Rent Roll, Settlement Statement, Subordinate Debt Documents, Underwriting Model, Title Policy, Guaranty, Ground Lease, CMA, Property Condition Report, ESA Phase I Report, ESA Phase II Report (if applicable), Seismic Report, Insurance Certificate, Management Agreement, Non-Consolidation Opinion (if applicable) and ASR
1 Electronics Drive	Loan Agreement, Interest Rate Cap Agreement, Appraisal Report, Rent Roll, Settlement Statement, Subordinate Debt Documents, Underwriting Model, Title Policy, Guaranty, Ground Lease, CMA, Property Condition Report, ESA Phase I Report, ESA Phase II Report (if applicable), Seismic Report, Insurance Certificate, Management Agreement, Non-Consolidation Opinion (if applicable) and ASR

* With respect to the calculation procedures that contained Characteristics related to the Missing Source Documents indicated above, we were instructed by representatives of the Company to use the respective information set forth on the Data File, for such Characteristic, for purposes of such calculation procedures.